Other current financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current financial assets
Schedule of other current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020
Guarantee deposit as part of the research tax credit prefinancing from NEFTYS (see note 13)	475	424
Short term deposits	—	12,500
Total other current financial assets	475	12,924